UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		1251 Avenue of the Americas
	     		New York, NY 10020
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		May 14, 2010

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		60
Form 13F Information Table Value Total:		$21,157,999

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                    VALUE   SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Anglogold Ashanti Ltd.    SPONSORED ADR 035128206   1660307 43749864 SH      DEFINED   01    43749864
Apache Group                 COMMON     037411105    345100  3400000 SH      DEFINED   01     3400000
Apollo Group Inc              CL A      037604105     98064  1600000 SH      DEFINED   01     1600000
Ashford Hospitality Trust    COM SHS    044103109     21510  3000000 SH      DEFINED   01     3000000
Bank of America Corp         COMMON     060505104   2995127167794229 SH      DEFINED   01   167794229
Bank of America Corp       W Exp10/2021 060505153     35800 10000000 SH      DEFINED   01    10000000
Beazer Home USA Inc.         COMMON     07556Q105     22700  5000000 SH      DEFINED   01     5000000
Beazer Homes 7.5% 01/13  NT SUB 7.5%    07556Q402      3750   150000 SH      DEFINED   01      150000
Barrick Gold Corp            COMMON     067901108     15336   400000 SH      DEFINED   01      400000
Boston Scientific Corp       COMMON     101137107    715755 99135000 SH      DEFINED   01    99135000
Boyd Gaming Corp             COMMON     103304101     39520  4000000 SH      DEFINED   01     4000000
Comcast Corp.             COM NEW CL A  20030N101    828080 44000000 SH      DEFINED   01    44000000
Capital One Financial Cor    COMMON     14040H105    703970 17000000 SH      DEFINED   01    17000000
Capital One Financial Cor  W EXP 11/14  14040H139     62882  3992520 SH      DEFINED   01     3992520
3 Com Corp.                  COMMON     885535104     76900 10000000 SH      DEFINED   01    10000000
CB Richard Ellis Group In     CL A      12497T101    213975 13500000 SH      DEFINED   01    13500000
Cheniere Energy Inc          COM NEW    16411R208     23055  7461191 SH      DEFINED   01     7461191
CIT Group Inc                COM NEW    125581801    171079  4391155 SH      DEFINED   01     4391155
Citigroup Inc.               COMMON     172967101   2052135506700000 SH      DEFINED   01   506700000
Conseco Inc.                 COM NEW    208464883    152110 24455000 SH      DEFINED   01    24455000
Dex One Corporation         COM ADDED   25212W100    102645  3676394 SH      DEFINED   01     3676394
Devon Engergy Corporation    COMMON     25179M103    212619  3300000 SH      DEFINED   01     3300000
Directv                     COM CL A    25490A101    172576  5104281 SH      DEFINED   01     5104281
Family Dollar Stores Inc.    COMMON     307000109    219660  6000000 SH      DEFINED   01     6000000
Felcor Lodging Trust Inc.    COMMON     31430F101     17100  3000000 SH      DEFINED   01     3000000
Felcor Lodging Trust Inc.PFD CV A $1.95 31430F200       462    25500 SH      DEFINED   01       25500
First Horizon National Co    COMMON     320517105    102886  7322867 SH      DEFINED   01     7322867
First Midwest Bankcorp       COMMON     320867104      5420   400000 SH      DEFINED   01      400000
Gold Fields Ltd.          SPONSORED ADR 38059T106    297201 23550000 SH      DEFINED   01    23550000
Hartford Financial Servic    COMMON     416515104    362355 12750000 SH      DEFINED   01    12750000
Hyatt Hotels Corp           COM CL A    448579102     11688   300000 SH      DEFINED   01      300000
Iamgold Corp                 COMMON     450913108     35694  2700000 SH      DEFINED   01     2700000
JPMorgan Chase & Co.         COMMON     46625H100    313250  7000000 SH      DEFINED   01     7000000
JPMorgan Chase & Co.     W EXP 10/28    46634E114    287849 18727997 SH      DEFINED   01    18727997
Kinross Gold Corp          COM NO PAR   496902404    567078 33140000 SH      DEFINED   01    33140000
Lear Corporation             COM NEW    521865204    109645  1381785 SH      DEFINED   01     1381785
Marshall & Ilsley Corp       COM NEW    571837103    193603 24050000 SH      DEFINED   01    24050000
Macerich co                  COMMON     554382101     49084  1281221 SH      DEFINED   01     1281221
Mead Johnson Nutrition Co   COM CL A    582839106    104060  2000000 SH      DEFINED   01     2000000
MGM Mirage                   COMMON     552953101    480000 40000000 SH      DEFINED   01    40000000
Mirant Corp                  COM NEW    60467R100    197688 18203321 SH      DEFINED   01    18203321
Mylan Inc.                   COMMON     628530107    258215 11370100 SH      DEFINED   01    11370100
Northern Trust Corp.         COMMON     665859104     55260  1000000 SH      DEFINED   01     1000000
Novagold Resources Inc.      COM NEW    66987E206    144340 20181818 SH      DEFINED   01    20181818
Novell Inc.                  COMMON     670006105    149750 25000000 SH      DEFINED   01    25000000
Pfizer Inc.                  COMMON     717081103    267540 15600000 SH      DEFINED   01    15600000
Randgold Resources Ltd         ADR      752344309     38031   495000 SH      DEFINED   01      495000
Regions Financial Corp       COM NEW    7591EP100    151848 19343700 SH      DEFINED   01    19343700
SPDR Gold Trust             GOLD SHS    78463V107   3431925 31500000 SH      DEFINED   01    31500000
Sprint Nextel Corp.         COM SER 1   852061100     38000 10000000 SH      DEFINED   01    10000000
Smith International Inc.     COMMON     832110100     85640  2000000 SH      DEFINED   01     2000000
Starwood Property Trust I    COMMON     85571B105     20188  1046000 SH      DEFINED   01     1046000
Starwood Hotels & Resorts    COMMON     85590A401    123130  2640000 SH      DEFINED   01     2640000
State Street Corp            COMMON     857477103     90280  2000000 SH      DEFINED   01     2000000
Sunstone Hotel Invs Inc.     COM NEW    867892101     55850  5000000 SH      DEFINED   01     5000000
Suntrust Bank Inc.           COMMON     867914103    813899 30380700 SH      DEFINED   01    30380700
Supermedia Inc.              COMMON     868447103    106647  2607506 SH      DEFINED   01     2607506
Vail Resorts Inc.            COMMON     91879Q109     89799  2239924 SH      DEFINED   01     2239924
Wells Fargo & Co.            COM NEW    949746101    544600 17500000 SH      DEFINED   01    17500000
XTO Energy Inc.              COMMON     98385X106    613340 13000000 SH      DEFINED   01    13000000

                                                   21157999